Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Marketable Securities Explanatory [Abstract]
Schedule of marketable securities
	December 31,
	2020	2019
Convertible bonds designated at fair value through profit or loss (1)	1,238	1,112
Corporate bonds at Fair value through other comprehensive income	-	5,488
	$1,238	$6,600